Restructuring, Impairment and Other - Schedule of Restructuring Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	$ 385	$ 293
Property, plant & equipment, net
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	131	93
Employee-related termination expenses
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	186	111
Asset relocation costs
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	10	17
EHS remediation costs
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	9	20
Contract termination fees
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	26	37
Other incremental costs
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	23	15
Corporate
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	29	27
Oilfield Services | Operating segments
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	187	122
Oilfield Equipment | Operating segments
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	114	52
Turbo-machinery & Process Solutions | Operating segments
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	21	58
Digital Solutions | Operating segments
Restructuring Cost and Reserve [Line Items]
Total restructuring charges	$ 34	$ 34